May 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Modern Woodmen of America Variable Annuity Account
      File No. 333-63972

Gentlemen:

On behalf of the above-referenced registrant, and in lieu
 of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933,as amended (the "Act")
, I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus that would have been filed under Rule 497
2. (c) would not have differed from the prospectus contained in the
3. registrant's most recent registration statement; and

4. that the registrant electronically filed the text of the most recent
5.  registration statement with the Securities and Exchange
Commission via
6. EDGAR on April 29, 2005.

Please contact the undersigned at 515-226-6727 if you have any questions about this filing.

Sincerely,

/s/ Karen Garza

Karen Garza